Note 7 - Revenue From Government Contract - 10Q (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax	$ 852,282	$ 300,677	$ 2,489,145	$ 300,677	$ 3,954,576	$ 0
Grant [Member] | BARDA Contract [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 852,282	$ 300,677	$ 2,489,145	$ 300,677	$ 3,954,546